T. ROWE PRICE U.S. Equity Research Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 9.0%
Diversified Telecommunication Services 0.2%
Verizon Communications  502,029 16,271
16,271
Entertainment 1.2%
Activision Blizzard  250,705 23,474
Netflix (1) 200,647 75,764
Walt Disney (1) 302,223 24,495
123,733
Interactive Media & Services 6.1%
Alphabet, Class A (1) 1,306,939 171,026
Alphabet, Class C (1) 1,889,395 249,117
Meta Platforms, Class A (1) 668,016 200,545
620,688
Media 0.6%
Charter Communications, Class A (1) 40,520 17,821
Comcast, Class A  891,242 39,518
57,339
Wireless Telecommunication Services 0.9%
T-Mobile U.S. (1) 643,091 90,065
90,065
Total Communication Services 908,096
CONSUMER DISCRETIONARY 10.6%
Automobile Components 0.2%
Aptiv (1) 148,580 14,649
Magna International (2) 45,049 2,415
17,064
Automobiles 2.1%
Rivian Automotive, Class A (1) 518,343 12,586
Tesla (1) 799,398 200,025
212,611
Broadline Retail 3.2%
Amazon.com (1) 2,607,291 331,439
331,439
Hotels, Restaurants & Leisure 2.4%
Airbnb, Class A (1) 50,359 6,910
Booking Holdings (1) 11,889 36,665
Chipotle Mexican Grill (1) 15,985 29,282
Hilton Worldwide Holdings  145,412 21,838

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  387,443 17,760
Marriott International, Class A  46,771 9,193
McDonald's  238,068 62,717
Norwegian Cruise Line Holdings (1)(2) 312,060 5,143
Royal Caribbean Cruises (1) 186,042 17,142
Starbucks  289,154 26,391
Wynn Resorts  120,188 11,106
244,147
Household Durables 0.2%
NVR (1) 3,931 23,442
23,442
Specialty Retail 2.1%
AutoZone (1) 8,593 21,826
Bath & Body Works  117,600 3,975
Burlington Stores (1) 63,041 8,529
Home Depot  299,713 90,561
Lowe's  106,037 22,039
O'Reilly Automotive (1) 26,964 24,507
Ross Stores  211,796 23,922
TJX  268,474 23,862
219,221
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1) 20,220 7,797
NIKE, Class B  401,622 38,403
46,200
Total Consumer Discretionary 1,094,124
CONSUMER STAPLES 6.4%
Beverages 1.9%
Coca-Cola  1,194,950 66,893
Constellation Brands, Class A  108,997 27,394
Keurig Dr Pepper  734,638 23,193
Monster Beverage (1) 318,699 16,875
PepsiCo  334,574 56,690
191,045
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale  127,282 71,909
Dollar General  96,800 10,242
Dollar Tree (1) 18,582 1,978
Sysco  156,125 10,312
Target  56,715 6,271
Walmart  447,932 71,638
172,350

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 0.5%
Darling Ingredients (1) 75,517 3,942
Kraft Heinz  240,264 8,083
Mondelez International, Class A  523,145 36,306
Tyson Foods, Class A  76,398 3,857
52,188
Household Products 1.3%
Colgate-Palmolive  401,701 28,565
Procter & Gamble  697,385 101,721
130,286
Personal Care Products 0.3%
elf Beauty (1) 47,033 5,166
Kenvue  1,406,120 28,235
33,401
Tobacco 0.7%
Altria Group  265,218 11,153
Philip Morris International  662,804 61,362
72,515
Total Consumer Staples 651,785
ENERGY 4.8%
Energy Equipment & Services 0.5%
Halliburton  483,009 19,562
Schlumberger  547,103 31,896
51,458
Oil, Gas & Consumable Fuels 4.3%
Chesapeake Energy (2) 36,072 3,111
Chevron  492,912 83,115
ConocoPhillips  538,803 64,549
Diamondback Energy  61,688 9,554
EOG Resources  245,123 31,072
EQT  156,041 6,332
Exxon Mobil  1,202,392 141,377
Hess  150,954 23,096
Marathon Petroleum  201,461 30,489
Pioneer Natural Resources  49,241 11,303
Suncor Energy  217,786 7,487
Valero Energy  67,366 9,546
Williams  451,340 15,206
436,237
Total Energy 487,695

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 13.4%
Banks 3.1%
Bank of America  1,463,389 40,068
Citigroup  503,957 20,728
Fifth Third Bancorp  749,708 18,990
Huntington Bancshares  1,228,437 12,776
JPMorgan Chase  817,144 118,502
Regions Financial  83,535 1,437
Truist Financial  113,649 3,251
U.S. Bancorp  791,939 26,181
Wells Fargo  1,623,524 66,337
Western Alliance Bancorp  86,380 3,971
312,241
Capital Markets 2.6%
Ares Management, Class A  102,699 10,565
Bank of New York Mellon  411,623 17,556
BlackRock  18,002 11,638
Cboe Global Markets  81,391 12,714
Charles Schwab  803,723 44,124
CME Group  60,303 12,074
Goldman Sachs Group  72,518 23,465
Intercontinental Exchange  244,323 26,880
LPL Financial Holdings  46,875 11,140
Moody's  62,597 19,791
Morgan Stanley  456,821 37,308
MSCI  10,606 5,442
S&P Global  77,260 28,232
Tradeweb Markets, Class A  64,632 5,183
266,112
Consumer Finance 0.3%
American Express  196,986 29,388
Capital One Financial  24,803 2,407
Discover Financial Services  52,944 4,587
36,382
Financial Services 5.2%
Apollo Global Management  173,491 15,572
Berkshire Hathaway, Class B (1) 383,656 134,395
Corebridge Financial  1,539,491 30,405
Equitable Holdings  690,336 19,599
Fiserv (1) 333,756 37,701
FleetCor Technologies (1) 130,893 33,422
Global Payments  325,912 37,607
Mastercard, Class A  251,776 99,681

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  526,316 121,058
529,440
Insurance 2.2%
American International Group  784,586 47,546
Chubb  270,844 56,384
Hartford Financial Services Group  521,023 36,946
Marsh & McLennan  119,143 22,673
MetLife  616,049 38,756
RenaissanceRe Holdings  119,061 23,564
225,869
Total Financials 1,370,044
HEALTH CARE 14.2%
Biotechnology 2.1%
AbbVie  539,510 80,420
Amgen  183,990 49,449
Biogen (1) 35,564 9,140
Gilead Sciences  76,378 5,724
Moderna (1) 25,261 2,609
Regeneron Pharmaceuticals (1) 38,398 31,600
Vertex Pharmaceuticals (1) 107,131 37,254
216,196
Health Care Equipment & Supplies 2.7%
Abbott Laboratories  296,198 28,687
Baxter International  457,435 17,264
Becton Dickinson & Company  56,161 14,519
Boston Scientific (1) 314,281 16,594
DENTSPLY SIRONA  188,202 6,429
Dexcom (1) 186,612 17,411
Edwards Lifesciences (1) 248,662 17,227
Hologic (1) 172,061 11,941
Intuitive Surgical (1) 146,673 42,871
Medtronic  485,774 38,065
Stryker  132,569 36,227
Teleflex  70,306 13,809
Zimmer Biomet Holdings  145,292 16,305
277,349
Health Care Providers & Services 3.1%
Cencora  58,327 10,497
Cigna Group  128,753 36,833
CVS Health  80,212 5,601
Elevance Health  110,021 47,905
HCA Healthcare  17,400 4,280
Humana  61,813 30,073

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McKesson  74,021 32,188
Molina Healthcare (1) 31,401 10,296
Tenet Healthcare (1) 97,180 6,403
UnitedHealth Group  269,298 135,777
319,853
Life Sciences Tools & Services 1.6%
Agilent Technologies  149,843 16,755
Avantor (1) 377,346 7,955
Charles River Laboratories International (1) 8,838 1,732
Danaher  195,794 48,577
ICON (1) 27,900 6,870
IQVIA Holdings (1) 28,802 5,667
Thermo Fisher Scientific  135,222 68,445
West Pharmaceutical Services  17,139 6,431
162,432
Pharmaceuticals 4.7%
AstraZeneca, ADR  274,389 18,581
Bristol-Myers Squibb  201,041 11,668
Eli Lilly  320,957 172,396
Johnson & Johnson  557,335 86,805
Merck  645,360 66,440
Novo Nordisk, ADR  244,647 22,248
Pfizer  1,116,662 37,040
Viatris  2,137,909 21,080
Zoetis  233,682 40,656
476,914
Total Health Care 1,452,744
INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 1.7%
Boeing (1) 305,868 58,629
General Dynamics  49,856 11,017
Howmet Aerospace  212,639 9,834
Huntington Ingalls Industries  32,162 6,580
L3Harris Technologies  110,353 19,214
Northrop Grumman  49,445 21,765
RTX  288,033 20,730
TransDigm Group (1) 28,828 24,306
172,075
Air Freight & Logistics 0.2%
FedEx  86,378 22,883
22,883
Building Products 0.4%
Carrier Global  398,839 22,016

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson Controls International  172,886 9,199
Trane Technologies  34,673 7,036
38,251
Commercial Services & Supplies 0.6%
Cintas  23,210 11,164
Copart (1) 395,164 17,028
Republic Services  63,201 9,007
Waste Connections  152,767 20,516
57,715
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1) 43,683 1,817
1,817
Electrical Equipment 0.3%
AMETEK  135,530 20,026
Emerson Electric  43,324 4,184
Rockwell Automation  26,429 7,555
31,765
Ground Transportation 1.2%
Canadian National Railway (2) 89,287 9,672
Canadian Pacific Kansas City (2) 52,215 3,885
CSX  946,720 29,112
JB Hunt Transport Services  77,923 14,690
Norfolk Southern  90,672 17,856
Old Dominion Freight Line  80,361 32,879
Saia (1) 39,048 15,567
123,661
Industrial Conglomerates 1.7%
3M  89,980 8,424
General Electric  699,638 77,345
Honeywell International  203,324 37,562
Roper Technologies  94,724 45,873
169,204
Machinery 1.3%
Caterpillar  23,818 6,502
Cummins  160,988 36,779
Deere  36,107 13,626
Ingersoll Rand  339,764 21,650
Otis Worldwide  170,775 13,715
PACCAR  143,489 12,200
Stanley Black & Decker  356,591 29,804
134,276

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.1%
Alaska Air Group (1) 40,897 1,517
Southwest Airlines  276,744 7,491
United Airlines Holdings (1) 118,686 5,020
14,028
Professional Services 0.2%
Broadridge Financial Solutions  78,518 14,059
Equifax  22,702 4,158
18,217
Trading Companies & Distributors 0.0%
United Rentals  6,537 2,906
2,906
Total Industrials & Business Services 786,798
INFORMATION TECHNOLOGY 27.0%
Communications Equipment 0.4%
Arista Networks (1) 82,089 15,099
Cisco Systems  447,591 24,062
39,161
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A  8,213 690
Teledyne Technologies (1) 49,871 20,376
Trimble (1) 64,810 3,491
Zebra Technologies, Class A (1) 20,543 4,859
29,416
IT Services 0.9%
Accenture, Class A  295,901 90,874
90,874
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices (1) 213,456 21,948
Analog Devices  59,229 10,370
Applied Materials  155,979 21,595
ASML Holding  29,035 17,092
Broadcom  143,149 118,897
Entegris  96,767 9,087
First Solar (1) 16,881 2,728
KLA  56,448 25,890
Lam Research  51,236 32,113
Lattice Semiconductor (1) 81,470 7,001
Marvell Technology  164,647 8,912
Monolithic Power Systems  21,398 9,886
NVIDIA  838,639 364,800
ON Semiconductor (1) 456,045 42,389

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QUALCOMM  505,280 56,116
Texas Instruments  61,805 9,828
758,652
Software 10.9%
Adobe (1) 145,688 74,286
BILL Holdings (1) 19,171 2,081
Cadence Design Systems (1) 122,401 28,679
Descartes Systems Group (1) 138,316 10,150
DocuSign (1) 642,668 26,992
Fair Isaac (1) 11,530 10,014
Fortinet (1) 292,494 17,164
Gen Digital  992,981 17,556
Intuit  115,303 58,913
Microsoft  2,190,633 691,692
Palo Alto Networks (1) 54,135 12,691
Salesforce (1) 452,010 91,659
Samsara, Class A (1) 63,207 1,594
ServiceNow (1) 25,065 14,010
Synopsys (1) 82,397 37,818
Zoom Video Communications, Class A (1) 37,437 2,618
Zscaler (1) 83,161 12,939
1,110,856
Technology Hardware, Storage & Peripherals 7.1%
Apple  4,051,247 693,614
Pure Storage, Class A (1) 493,953 17,594
Western Digital (1) 291,841 13,317
724,525
Total Information Technology 2,753,484
MATERIALS 2.1%
Chemicals 1.3%
CF Industries Holdings  184,840 15,848
FMC  43,821 2,935
Linde  217,226 80,884
Nutrien  79,548 4,913
RPM International  61,690 5,849
Sherwin-Williams  81,543 20,797
131,226
Construction Materials 0.1%
Vulcan Materials  66,398 13,414
13,414
Containers & Packaging 0.3%
Avery Dennison  52,727 9,632
Ball  244,708 12,181

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Packaging Corp. of America  36,215 5,561
Westrock  197,294 7,063
34,437
Metals & Mining 0.3%
Freeport-McMoRan  534,364 19,926
Newmont  121,521 4,490
Steel Dynamics  44,632 4,786
29,202
Paper & Forest Products 0.1%
West Fraser Timber (2) 125,647 9,114
9,114
Total Materials 217,393
REAL ESTATE 2.0%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  215,210 17,630
17,630
Industrial Real Estate Investment Trusts 0.5%
Prologis, REIT  293,605 32,946
Rexford Industrial Realty, REIT  298,993 14,755
47,701
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 67,146 4,960
CoStar Group (1) 107,678 8,279
13,239
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  158,442 5,338
AvalonBay Communities, REIT  66,259 11,379
Equity LifeStyle Properties, REIT  30,800 1,962
Essex Property Trust, REIT  49,762 10,554
Sun Communities, REIT  16,357 1,936
31,169
Retail Real Estate Investment Trusts 0.1%
Simon Property Group, REIT  89,835 9,705
9,705
Specialized Real Estate Investment Trusts 0.8%
American Tower, REIT  133,435 21,943
Crown Castle, REIT  31,400 2,890
Equinix, REIT  33,724 24,492
Extra Space Storage, REIT  87,899 10,687
Public Storage, REIT  54,701 14,415
SBA Communications, REIT  19,027 3,809

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  111,956 3,432
81,668
Total Real Estate 201,112
UTILITIES 2.4%
Electric Utilities 1.6%
Evergy  339,012 17,188
FirstEnergy  682,400 23,324
NextEra Energy  938,719 53,779
PG&E (1) 1,821,923 29,388
Southern  587,409 38,017
Xcel Energy  50,229 2,874
164,570
Multi-Utilities 0.8%
Ameren  166,404 12,452
CMS Energy  308,121 16,364
Dominion Energy  918,484 41,029
DTE Energy  75,706 7,516
77,361
Total Utilities 241,931
Total Common Stocks (Cost $8,479,418) 10,165,206
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 5.40% (3)(4) 36,318,585 36,319
36,319
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.27%, 12/14/23 (5) 4,620,000 4,570
4,570
Total Short-Term Investments (Cost $40,890) 40,889

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 29,586,124 29,586
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 29,586
Total Securities Lending Collateral (Cost $29,586) 29,586
Total Investments in Securities 100.3%
(Cost $8,549,894) $ 10,235,681
Other Assets Less Liabilities (0.3)% (31,712)
Net Assets 100.0% $ 10,203,969
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
(5) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 112 S&P 500 E-Mini Index contracts 12/23 24,223 $ (1,071)
Net payments (receipts) of variation margin to date 1,004
Variation margin receivable (payable) on open futures contracts $ (67)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 1,538
Totals $ —# $ — $ 1,538+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ —  ¤  ¤ $ 29,586
T. Rowe Price Treasury Reserve
Fund, 5.40% 63,344  ¤  ¤ 36,319
Total $ 65,905^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,538 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,905.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE U.S. Equity Research Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,165,206 $ — $ — $ 10,165,206
Short-Term Investments 36,319 4,570 — 40,889
Securities Lending Collateral 29,586 — — 29,586
Total $ 10,231,111 $ 4,570 $ — $ 10,235,681
Liabilities
Futures Contracts* $ 1,071 $ — $ — $ 1,071
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F108-054Q3 09/23